Income Tax (Details) - Schedule of Valuation Allowances of Deferred Tax Assets - CNY (¥)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Valuation Allowances of Deferred Tax Assets [Abstract]
Balance at beginning of the year	¥ 7,046,758	¥ 10,561,303	¥ 16,724,075
Adjustment of opening balance due to adoption of ASU 2016-13	932,367
Additions of valuation allowance	2,778,382	2,809,906	353,441
Reversal of valuation allowance		(1,163,918)	(2,119,236)
Utilization of NOLs		(4,504,510)	(3,708,247)
Expiration of NOLs	(391,455)	(656,023)	(688,730)
Balance at end of the year	¥ 10,366,052	¥ 7,046,758	¥ 10,561,303